SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS RREEF Real Assets Fund

The following information replaces the existing tables for DWS RREEF Real Assets Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for John W. Vojticek, Francis X. Greywitt III and Evan Rudy is provided as of the fund’s most recent fiscal year end, and the information for Aaron Heffernan is provided as of January 31, 2025.

DWS RREEF Real Assets Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
John W. Vojticek	Over $1,000,000	Over $1,000,000
Francis X. Greywitt III	Over $1,000,000	Over $1,000,000
Evan Rudy	Over $1,000,000	Over $1,000,000
Aaron Heffernan	$10,001 - $50,000	$100,001 - $500,000

Conflicts of Interest

DWS RREEF Real Assets Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
John W. Vojticek	7	$ 2,631,410,180	0	$0
Francis X. Greywitt III	2	$ 1,053,697,464	0	$0
Evan Rudy	0	$0	0	$0
Aaron Heffernan	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John W. Vojticek	37	$ 9,016,267,608	4	$ 369,567,766

March 28, 2025

SAISTKR25-02

Francis X. Greywitt III	9	$ 4,298,592,443	1	$ 192,836,564
Evan Rudy	2	$335,535,784	1	$ 192,836,564
Aaron Heffernan	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
John W. Vojticek	48	$11,466,126,943	11	$852,851,532
Francis X. Greywitt III	23	$8,060,992,385	1	$101,760,007
Evan Rudy	3	$2,667,711,606	0	$0
Aaron Heffernan	0	$0	0	$0

Please Retain This Supplement for Future Reference

March 28, 2025

SAISTKR25-02